Income Tax Provision (Details) - Schedule of Deferred Income Tax Assets and (Liabilities) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Deferred tax assets:
Net operating loss carryforwards	$ 3,261	$ 2,664
Reserves and allowances	52	23
Stock based compensation	193	291
Accrued liabilities	110	63
Other	(149)	(445)
Net deferred tax assets	3,467	2,597
Valuation allowance	(3,467)	(2,597)
Net deferred tax asset